Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Commitments And Contingencies Disclosure [Abstract]
Committed future sublease income, 2014	$ 2,245
Committed future sublease income, 2015	1,310
Committed future sublease income, 2016	725
Committed future sublease income, 2017	306
Committed future sublease income, 2018	317
Rent expense, net of sublease income	$ 45,610	$ 41,488	$ 40,104
Product warranty, limited warranty period offered	90 days